Revenues - Beginning and Ending Balances of Company's Fees (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Management fees, net
Disaggregation of Revenue [Line Items]
Fees receivable, beginning balance	$ 78,586	$ 33,859	$ 32,473
Fees receivable, ending balance	113,104	78,586	33,859
Fee liability, beginning balance	11,846	0	0
Fee liability, ending balance	11,087	11,846	0
Administrative, Transaction and Other Fees Receivable
Disaggregation of Revenue [Line Items]
Fees receivable, beginning balance	9,876	5,257	8,667
Fees receivable, ending balance	$ 13,334	$ 9,876	$ 5,257